SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates

Percentage

Computers and peripheral equipment	20% - 33% (mainly 33)
Office furniture and equipment	10% - 20% (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Summary of Fair Value Assumptions
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	127%	129%	127%
Risk-free interest	0.56%	1.03%	1.84%
Expected life (in years)	4	4	4